Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,716	$ 1,582
Net investment in finance leases, allowance current	190	252
Container leaseback financing receivable, allowance current	47	62
Containers, accumulated depreciation	2,062,674	2,029,667
Net investment in finance leases, allowance non current	735	1,027
Container leaseback financing receivable, allowance non current	27	52
Debt, net of unamortized costs current	7,781	7,938
Debt, net of unamortized costs non current	$ 24,762	$ 26,946
Preferred stock shares, par value	$ 0.01	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000	$ 25,000
Preferred stock shares, Authorized	10,000,000	10,000,000
Preferred stock shares, issued	12,000	12,000
Preferred stock shares, outstanding	12,000	12,000
Depository shares issued	12,000,000	12,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00	$ 25.00
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	59,970,152	59,943,282
Common shares, outstanding	42,395,343	43,634,655
Treasury shares, at cost, shares	17,574,809	16,308,627